Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (128,199)	$ (279,518)
Stock issued for services rendered		2,000
Depreciation	119	120
Beneficial conversion	16,800
Change in derivative liability	(180,415)	8,111
Changes in operating assets and liabilities:
Accounts payable	(6,449)
Accrued expenses	127,501	87,500
Accrued interest	157,326	166,639
Net cash used in operating activities	(13,317)	(15,148)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of computer equipment		(1,194)
Investment in Network Talent, LLC	(135,000)
Net cash used in investing activities	(135,000)	(1,194)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from an officer, net	1,245	9,527
Notes payable	111,800	5,725
Advances from related parties, net
Net cash provided by financing activities	113,045	15,252
INCREASE (DECREASE) IN CASH	(35,272)	(1,090)
CASH, Beginning of period	35,327	1,539
CASH, End of period	55	449
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid
Income taxes paid
NONCASH TRANSACTIONS:
Conversion of notes and payables to equity	$ 42,250	$ 107,350